UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
April 30, 2019
Columbia Select Global Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Select Global Equity Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Select Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Threadneedle International Limited
David Dudding, CFA
Portfolio Manager
Managed Fund since 2015
Pauline Grange
Deputy Portfolio Manager
Managed Fund since 2013
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/29/90	15.22	12.55	9.61	12.04
	Including sales charges		8.56	6.11	8.33	11.37
Advisor Class*		03/01/18	15.29	12.76	9.68	12.07
Class C	Excluding sales charges	06/26/00	14.71	11.71	8.81	11.18
	Including sales charges		13.71	10.71	8.81	11.18
Institutional Class*		09/27/10	15.26	12.86	9.90	12.28
Institutional 2 Class		12/11/06	15.36	12.97	10.04	12.50
Institutional 3 Class*		03/01/17	15.37	12.97	9.80	12.14
Class R		12/11/06	15.04	12.27	9.35	11.80
MSCI ACWI (Net)			9.37	5.06	6.96	11.11
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select Global Equity Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at April 30, 2019)
Microsoft Corp. (United States)	7.2
MasterCard, Inc., Class A (United States)	5.7
Adobe, Inc. (United States)	5.5
Alphabet, Inc., Class A (United States)	5.5
AIA Group Ltd. (Hong Kong)	5.0
RELX PLC (United Kingdom)	4.4
Automatic Data Processing, Inc. (United States)	3.6
Kotak Mahindra Bank Ltd. (India)	3.6
HDFC Bank Ltd. (India)	3.5
Visa, Inc., Class A (United States)	3.4
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at April 30, 2019)
Communication Services	6.4
Consumer Discretionary	7.1
Consumer Staples	6.4
Financials	20.9
Health Care	17.8
Industrials	10.4
Information Technology	31.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2019)
China	1.0
France	1.5
Germany	2.0
Hong Kong	4.9
India	6.8
Indonesia	0.6
Ireland	2.2
Japan	2.8
Netherlands	2.6
Sweden	1.5
Taiwan	1.1
United Kingdom	8.1
United States(a)	64.9
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2019, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Select Global Equity Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2018 — April 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,152.20	1,018.20	7.10	6.66	1.33
Advisor Class	1,000.00	1,000.00	1,152.90	1,019.39	5.82	5.46	1.09
Class C	1,000.00	1,000.00	1,147.10	1,014.48	11.07	10.39	2.08
Institutional Class	1,000.00	1,000.00	1,152.60	1,019.44	5.76	5.41	1.08
Institutional 2 Class	1,000.00	1,000.00	1,153.60	1,019.84	5.34	5.01	1.00
Institutional 3 Class	1,000.00	1,000.00	1,153.70	1,020.13	5.02	4.71	0.94
Class R	1,000.00	1,000.00	1,150.40	1,016.91	8.48	7.95	1.59
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Global Equity Fund | Semiannual Report 2019	5

Portfolio of Investments
April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
China 1.0%
Alibaba Group Holding Ltd., ADR(a)	23,901	4,435,309
France 1.5%
Pernod Ricard SA	39,778	6,930,944
Germany 2.0%
Adidas AG	34,983	8,989,186
Hong Kong 4.9%
AIA Group Ltd.	2,197,000	22,496,040
India 6.8%
HDFC Bank Ltd.	464,157	15,419,371
Kotak Mahindra Bank Ltd.	795,947	15,873,562
Total		31,292,933
Indonesia 0.6%
PT Bank Central Asia Tbk	1,328,900	2,684,477
Ireland 2.2%
Ingersoll-Rand PLC	83,735	10,266,748
Japan 2.8%
Keyence Corp.	20,500	12,808,273
Netherlands 2.7%
Unilever NV-CVA	200,322	12,123,801
Sweden 1.5%
Atlas Copco AB, Class B	146,814	4,181,583
Epiroc AB, Class B(a)	288,051	2,850,485
Total		7,032,068
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	609,000	5,113,184
United Kingdom 8.1%
Aon PLC	46,651	8,403,711
InterContinental Hotels Group PLC	69,552	4,505,769
London Stock Exchange Group PLC	69,928	4,572,073
RELX PLC	863,311	19,811,215
Total		37,292,768
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 62.2%
Abbott Laboratories	117,370	9,337,957
Activision Blizzard, Inc.	90,274	4,352,109
Adobe, Inc.(a)	84,591	24,467,947
Alphabet, Inc., Class A(a)	20,305	24,344,883
Amazon.com, Inc.(a)	7,138	13,751,500
Automatic Data Processing, Inc.	98,173	16,138,659
Baxter International, Inc.	133,646	10,197,190
Becton Dickinson and Co.	42,903	10,328,468
Bio-Techne Corp.	11,408	2,333,963
Boston Scientific Corp.(a)	318,732	11,831,332
Charles Schwab Corp. (The)	107,696	4,930,323
CME Group, Inc.	27,128	4,853,199
Cooper Companies, Inc. (The)	14,485	4,199,491
Estee Lauder Companies, Inc. (The), Class A	55,597	9,552,121
Illumina, Inc.(a)	17,272	5,388,864
Lam Research Corp.	23,233	4,819,221
MasterCard, Inc., Class A	100,199	25,474,594
Microsoft Corp.	244,682	31,955,469
PTC, Inc.(a)	25,134	2,273,873
S&P Global, Inc.	62,171	13,718,653
Thermo Fisher Scientific, Inc.	49,349	13,691,880
TransUnion	132,935	9,258,923
UnitedHealth Group, Inc.	52,170	12,159,262
Visa, Inc., Class A	93,510	15,375,849
Total		284,735,730
Total Common Stocks (Cost $323,091,402)		446,201,461

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	13,128,322	13,127,009
Total Money Market Funds (Cost $13,127,009)		13,127,009
Total Investments in Securities (Cost $336,218,411)		459,328,470
Other Assets & Liabilities, Net		(1,263,194)
Net Assets		$458,065,276
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Global Equity Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	6,758,722	49,856,724	(43,487,124)	13,128,322	—	—	81,488	13,127,009
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
China	4,435,309	—	—	—	4,435,309
France	—	6,930,944	—	—	6,930,944
Germany	—	8,989,186	—	—	8,989,186
Hong Kong	—	22,496,040	—	—	22,496,040
India	—	31,292,933	—	—	31,292,933
Indonesia	—	2,684,477	—	—	2,684,477
Ireland	10,266,748	—	—	—	10,266,748
Japan	—	12,808,273	—	—	12,808,273
Netherlands	—	12,123,801	—	—	12,123,801
Sweden	—	7,032,068	—	—	7,032,068
Taiwan	—	5,113,184	—	—	5,113,184
United Kingdom	8,403,711	28,889,057	—	—	37,292,768
United States	284,735,730	—	—	—	284,735,730
Total Common Stocks	307,841,498	138,359,963	—	—	446,201,461
Money Market Funds	—	—	—	13,127,009	13,127,009
Total Investments in Securities	307,841,498	138,359,963	—	13,127,009	459,328,470
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Global Equity Fund | Semiannual Report 2019

Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $323,091,402)	$446,201,461
Affiliated issuers (cost $13,127,009)	13,127,009
Foreign currency (cost $138,691)	137,160
Receivable for:
Investments sold	629
Capital shares sold	63,468
Dividends	235,192
Foreign tax reclaims	226,926
Prepaid expenses	780
Other assets	25,711
Total assets	460,018,336
Liabilities
Payable for:
Investments purchased	732,561
Capital shares purchased	613,073
Foreign capital gains taxes deferred	405,769
Management services fees	10,898
Distribution and/or service fees	2,669
Transfer agent fees	35,788
Compensation of board members	104,266
Other expenses	48,036
Total liabilities	1,953,060
Net assets applicable to outstanding capital stock	$458,065,276
Represented by
Paid in capital	340,288,343
Total distributable earnings (loss)	117,776,933
Total - representing net assets applicable to outstanding capital stock	$458,065,276
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities  (continued)
April 30, 2019 (Unaudited)
Class A
Net assets	$351,335,109
Shares outstanding	26,008,537
Net asset value per share	$13.51
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.33
Advisor Class
Net assets	$314,586
Shares outstanding	22,674
Net asset value per share	$13.87
Class C
Net assets	$9,227,724
Shares outstanding	775,947
Net asset value per share	$11.89
Institutional Class
Net assets	$39,422,331
Shares outstanding	2,881,208
Net asset value per share	$13.68
Institutional 2 Class
Net assets	$2,214,298
Shares outstanding	161,067
Net asset value per share	$13.75
Institutional 3 Class
Net assets	$54,907,152
Shares outstanding	4,043,044
Net asset value per share	$13.58
Class R
Net assets	$644,076
Shares outstanding	47,807
Net asset value per share	$13.47
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Global Equity Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended April 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,757,937
Dividends — affiliated issuers	81,488
Foreign taxes withheld	(49,983)
Total income	1,789,442
Expenses:
Management services fees	1,814,924
Distribution and/or service fees
Class A	403,647
Class C	41,987
Class R	1,044
Class T	1
Transfer agent fees
Class A	225,128
Advisor Class	173
Class C	5,856
Institutional Class	23,230
Institutional 2 Class	498
Institutional 3 Class	1,893
Class R	290
Class T	1
Compensation of board members	5,884
Custodian fees	20,633
Printing and postage fees	29,178
Registration fees	57,428
Audit fees	20,130
Legal fees	4,435
Compensation of chief compliance officer	44
Other	12,581
Total expenses	2,668,985
Fees waived by transfer agent
Institutional 2 Class	(57)
Institutional 3 Class	(1,240)
Total net expenses	2,667,688
Net investment loss	(878,246)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,852,701)
Foreign currency translations	14,021
Net realized loss	(1,838,680)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	64,111,282
Foreign currency translations	7,998
Foreign capital gains tax	(383,997)
Net change in unrealized appreciation (depreciation)	63,735,283
Net realized and unrealized gain	61,896,603
Net increase in net assets resulting from operations	$61,018,357
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment loss	$(878,246)	$(419,958)
Net realized gain (loss)	(1,838,680)	41,600,323
Net change in unrealized appreciation (depreciation)	63,735,283	(25,656,569)
Net increase in net assets resulting from operations	61,018,357	15,523,796
Distributions to shareholders
Net investment income and net realized gains
Class A	(30,829,095)	(1,376,724)
Advisor Class	(9,859)
Class C	(799,561)	(62,342)
Institutional Class	(3,034,623)	(160,482)
Institutional 2 Class	(93,620)	(3,661)
Institutional 3 Class	(4,990,744)	(419,880)
Class K		(174)
Class R	(28,573)	(752)
Class T		(14)
Total distributions to shareholders	(39,786,075)	(2,024,029)
Increase (decrease) in net assets from capital stock activity	30,850,710	(22,432,766)
Total increase (decrease) in net assets	52,082,992	(8,932,999)
Net assets at beginning of period	405,982,284	414,915,283
Net assets at end of period	$458,065,276	$405,982,284
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Global Equity Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2019 (Unaudited)		October 31, 2018 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	703,031	8,621,922	1,544,218	21,046,975
Distributions reinvested	2,659,009	30,339,297	105,124	1,354,000
Redemptions	(1,631,875)	(20,431,906)	(2,867,553)	(38,612,580)
Net increase (decrease)	1,730,165	18,529,313	(1,218,211)	(16,211,605)
Advisor Class
Subscriptions	20,684	245,889	8,291	116,445
Distributions reinvested	821	9,614	—	—
Redemptions	(7,020)	(89,332)	(102)	(1,447)
Net increase	14,485	166,171	8,189	114,998
Class C
Subscriptions	144,880	1,543,544	272,446	3,289,165
Distributions reinvested	77,522	780,647	5,327	61,311
Redemptions	(134,710)	(1,497,234)	(710,225)	(8,722,212)
Net increase (decrease)	87,692	826,957	(432,452)	(5,371,736)
Institutional Class
Subscriptions	794,816	10,026,341	925,125	12,673,905
Distributions reinvested	261,597	3,018,827	12,017	156,456
Redemptions	(383,984)	(4,858,191)	(668,418)	(9,056,699)
Net increase	672,429	8,186,977	268,724	3,773,662
Institutional 2 Class
Subscriptions	104,190	1,222,926	55,132	745,562
Distributions reinvested	8,042	93,282	278	3,637
Redemptions	(33,885)	(434,710)	(7,819)	(105,767)
Net increase	78,347	881,498	47,591	643,432
Institutional 3 Class
Subscriptions	36,621	464,375	94,531	1,281,341
Distributions reinvested	435,846	4,990,437	32,472	419,857
Redemptions	(279,394)	(3,465,093)	(526,035)	(7,175,096)
Net increase (decrease)	193,073	1,989,719	(399,032)	(5,473,898)
Class K
Distributions reinvested	—	—	12	158
Redemptions	—	—	(2,552)	(35,239)
Net decrease	—	—	(2,540)	(35,081)
Class R
Subscriptions	24,304	299,651	15,643	207,573
Distributions reinvested	1,969	22,428	25	326
Redemptions	(3,769)	(48,657)	(5,986)	(80,437)
Net increase	22,504	273,422	9,682	127,462
Class T
Redemptions	(257)	(3,347)	—	—
Net decrease	(257)	(3,347)	—	—
Total net increase (decrease)	2,798,438	30,850,710	(1,718,049)	(22,432,766)

(a)	Advisor Class shares are based on operations from March 1, 2018 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2019 (Unaudited)	$13.04	(0.03)	1.78	1.75	—	(1.28)	(1.28)
Year Ended 10/31/2018	$12.65	(0.02)	0.46	0.44	—	(0.05)	(0.05)
Year Ended 10/31/2017	$10.12	(0.00) (e)	2.53	2.53	—	—	—
Year Ended 10/31/2016	$9.97	0.00 (e)	0.15	0.15	—	—	—
Year Ended 10/31/2015	$9.80	0.00 (e)	0.20	0.20	(0.03)	—	(0.03)
Year Ended 10/31/2014	$9.17	0.04	0.62	0.66	(0.03)	—	(0.03)
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$13.38	(0.02)	1.82	1.80	—	(1.31)	(1.31)
Year Ended 10/31/2018(h)	$13.39	0.01	(0.02) (i)	(0.01)	—	—	—
Class C
Six Months Ended 4/30/2019 (Unaudited)	$11.58	(0.07)	1.56	1.49	—	(1.18)	(1.18)
Year Ended 10/31/2018	$11.32	(0.10)	0.41	0.31	—	(0.05)	(0.05)
Year Ended 10/31/2017	$9.12	(0.08)	2.28	2.20	—	—	—
Year Ended 10/31/2016	$9.06	(0.07)	0.13	0.06	—	—	—
Year Ended 10/31/2015	$8.94	(0.07)	0.19	0.12	—	—	—
Year Ended 10/31/2014	$8.40	(0.03)	0.57	0.54	—	—	—
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$13.22	(0.01)	1.78	1.77	—	(1.31)	(1.31)
Year Ended 10/31/2018	$12.81	0.01	0.48	0.49	(0.03)	(0.05)	(0.08)
Year Ended 10/31/2017	$10.22	0.04	2.55	2.59	—	—	—
Year Ended 10/31/2016	$10.05	0.02	0.15	0.17	—	—	—
Year Ended 10/31/2015	$9.87	0.02	0.21	0.23	(0.05)	—	(0.05)
Year Ended 10/31/2014	$9.23	0.06	0.63	0.69	(0.05)	—	(0.05)
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$13.28	(0.01)	1.80	1.79	—	(1.32)	(1.32)
Year Ended 10/31/2018	$12.87	0.02	0.48	0.50	(0.04)	(0.05)	(0.09)
Year Ended 10/31/2017	$10.26	0.02	2.59	2.61	—	—	—
Year Ended 10/31/2016	$10.07	0.04	0.15	0.19	—	—	—
Year Ended 10/31/2015	$9.90	0.04	0.20	0.24	(0.07)	—	(0.07)
Year Ended 10/31/2014	$9.25	0.09	0.63	0.72	(0.07)	—	(0.07)
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$13.14	(0.01)	1.78	1.77	—	(1.33)	(1.33)
Year Ended 10/31/2018	$12.74	0.03	0.47	0.50	(0.05)	(0.05)	(0.10)
Year Ended 10/31/2017(j)	$10.85	0.03	1.86	1.89	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Global Equity Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2019 (Unaudited)	—	$13.51	15.22%	1.33% (c)	1.33% (c)	(0.47%) (c)	23%	$351,335
Year Ended 10/31/2018	—	$13.04	3.52%	1.34%	1.34% (d)	(0.15%)	74%	$316,700
Year Ended 10/31/2017	—	$12.65	25.00%	1.37% (f)	1.37% (d),(f)	(0.04%)	72%	$322,569
Year Ended 10/31/2016	—	$10.12	1.50%	1.40%	1.40% (d)	0.01%	66%	$303,338
Year Ended 10/31/2015	0.00 (e)	$9.97	2.00% (g)	1.42%	1.42% (d)	(0.03%)	132%	$328,090
Year Ended 10/31/2014	—	$9.80	7.25%	1.45%	1.45% (d)	0.39%	63%	$355,168
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	—	$13.87	15.29%	1.09% (c)	1.09% (c)	(0.29%) (c)	23%	$315
Year Ended 10/31/2018(h)	—	$13.38	(0.07%)	1.10% (c)	1.10% (c),(d)	0.11% (c)	74%	$110
Class C
Six Months Ended 4/30/2019 (Unaudited)	—	$11.89	14.71%	2.08% (c)	2.08% (c)	(1.22%) (c)	23%	$9,228
Year Ended 10/31/2018	—	$11.58	2.78%	2.08%	2.08% (d)	(0.79%)	74%	$7,968
Year Ended 10/31/2017	—	$11.32	24.12%	2.12% (f)	2.12% (d),(f)	(0.78%)	72%	$12,686
Year Ended 10/31/2016	—	$9.12	0.66%	2.15%	2.15% (d)	(0.75%)	66%	$13,808
Year Ended 10/31/2015	0.00 (e)	$9.06	1.34% (g)	2.17%	2.17% (d)	(0.78%)	132%	$15,511
Year Ended 10/31/2014	—	$8.94	6.43%	2.20%	2.20% (d)	(0.36%)	63%	$16,682
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	—	$13.68	15.26%	1.08% (c)	1.08% (c)	(0.23%) (c)	23%	$39,422
Year Ended 10/31/2018	—	$13.22	3.84%	1.09%	1.09% (d)	0.10%	74%	$29,191
Year Ended 10/31/2017	—	$12.81	25.34%	1.13%	1.13% (d)	0.33%	72%	$24,854
Year Ended 10/31/2016	—	$10.22	1.69%	1.15%	1.15% (d)	0.24%	66%	$2,945
Year Ended 10/31/2015	0.00 (e)	$10.05	2.33% (g)	1.17%	1.17% (d)	0.21%	132%	$2,297
Year Ended 10/31/2014	—	$9.87	7.55%	1.21%	1.21% (d)	0.62%	63%	$3,360
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	—	$13.75	15.36%	1.00% (c)	1.00% (c)	(0.16%) (c)	23%	$2,214
Year Ended 10/31/2018	—	$13.28	3.91%	1.02%	1.01%	0.18%	74%	$1,098
Year Ended 10/31/2017	—	$12.87	25.44%	1.03% (f)	1.03% (f)	0.20%	72%	$452
Year Ended 10/31/2016	—	$10.26	1.89%	1.00%	1.00%	0.40%	66%	$148
Year Ended 10/31/2015	0.00 (e)	$10.07	2.43% (g)	1.01%	1.01%	0.43%	132%	$156
Year Ended 10/31/2014	—	$9.90	7.83%	1.00%	1.00%	0.96%	63%	$3
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	—	$13.58	15.37%	0.95% (c)	0.94% (c)	(0.08%) (c)	23%	$54,907
Year Ended 10/31/2018	—	$13.14	3.93%	0.96%	0.95%	0.24%	74%	$50,583
Year Ended 10/31/2017(j)	—	$12.74	17.42%	0.97% (c)	0.97% (c)	0.43% (c)	72%	$54,121
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 4/30/2019 (Unaudited)	$12.99	(0.05)	1.78	1.73	—	(1.25)	(1.25)
Year Ended 10/31/2018	$12.63	(0.05)	0.46	0.41	—	(0.05)	(0.05)
Year Ended 10/31/2017	$10.13	(0.04)	2.54	2.50	—	—	—
Year Ended 10/31/2016	$10.01	(0.02)	0.14	0.12	—	—	—
Year Ended 10/31/2015	$9.84	(0.03)	0.20	0.17	(0.00) (e)	—	(0.00) (e)
Year Ended 10/31/2014	$9.20	0.01	0.64	0.65	(0.01)	—	(0.01)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional 2 Class	Class R
10/31/2017	0.02%	0.02%	0.01%	0.02%

(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(h)	Advisor Class shares commenced operations on March 1, 2018. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(j)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Global Equity Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 4/30/2019 (Unaudited)	—	$13.47	15.04%	1.59% (c)	1.59% (c)	(0.75%) (c)	23%	$644
Year Ended 10/31/2018	—	$12.99	3.29%	1.59%	1.59% (d)	(0.40%)	74%	$329
Year Ended 10/31/2017	—	$12.63	24.68%	1.62% (f)	1.62% (d),(f)	(0.32%)	72%	$197
Year Ended 10/31/2016	—	$10.13	1.20%	1.65%	1.65% (d)	(0.24%)	66%	$196
Year Ended 10/31/2015	0.00 (e)	$10.01	1.74% (g)	1.67%	1.67% (d)	(0.28%)	132%	$181
Year Ended 10/31/2014	—	$9.84	7.10%	1.70%	1.70% (d)	0.12%	63%	$123
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2019	17

Notes to Financial Statements
April 30, 2019 (Unaudited)
Note 1. Organization
Columbia Select Global Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares were subject to a maximum front-end sales charge of 2.50% per transaction and were required to be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., were specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Select Global Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Select Global Equity Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
20	Columbia Select Global Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2019 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Columbia Select Global Equity Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective March 1, 2019 through February 29, 2020, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.06% of the average daily net assets attributable to Institutional 2 Class shares. Prior March 1, 2019, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended April 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.14
Class T	0.02 (a)

(a)	Unannualized.
The Fund and certain other affiliated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent. The lease and the Guaranty expired on January 31, 2019.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2019, no minimum account balance fees were charged by the Fund.
22	Columbia Select Global Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00%, 0.50% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed for distribution and/or shareholder servicing expenses. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,353,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2019, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2019, if any, are listed below:
Amount ($)
Class A	93,824
Class C	1,179
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2019 through February 29, 2020	Prior to March 1, 2019
Class A	1.38%	1.38%
Advisor Class	1.13	1.13
Class C	2.13	2.13
Institutional Class	1.13	1.13
Institutional 2 Class	1.05	1.03
Institutional 3 Class	1.00	0.98
Class R	1.63	1.63
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective March 1, 2019 through February 29, 2020, is the Transfer
Columbia Select Global Equity Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.06% for Institutional 2 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to March 1, 2019 is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
336,218,000	124,975,000	(1,865,000)	123,110,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
1,408,651	—	—	1,408,651
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $96,824,973 and $112,333,863, respectively, for the six months ended April 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
24	Columbia Select Global Equity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2019.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Columbia Select Global Equity Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Shareholder concentration risk
At April 30, 2019, affiliated shareholders of record owned 79.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Select Global Equity Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Global Equity Fund | Semiannual Report 2019	27

Columbia Select Global Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR155_10_J01_(06/19)

SemiAnnual Report
April 30, 2019
Columbia Contrarian Europe Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Contrarian Europe Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Contrarian Europe Fund (the Fund) seeks to provide shareholders with capital appreciation.
Portfolio management
Threadneedle International Limited
Dan Ison
Portfolio Manager
Managed Fund since 2009
Ann Steele
Deputy Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/26/00	10.36	-2.31	1.08	8.98
	Including sales charges		3.94	-7.97	-0.11	8.33
Advisor Class*		01/08/14	10.56	-2.02	1.33	9.12
Class C	Excluding sales charges	06/26/00	10.15	-2.98	0.34	8.17
	Including sales charges		9.15	-3.93	0.34	8.17
Institutional Class*		09/27/10	10.56	-2.16	1.32	9.25
Institutional 2 Class*		01/08/14	10.60	-1.91	1.46	9.20
Institutional 3 Class*		03/01/16	10.65	-1.89	1.35	9.12
MSCI Europe Index (Net)			8.48	-2.97	1.25	7.91
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI Europe Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Europe Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Contrarian Europe Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at April 30, 2019)
Unilever PLC (United Kingdom)	4.7
Tesco PLC (United Kingdom)	3.8
RELX PLC (United Kingdom)	3.7
Allianz SE, Registered Shares (Germany)	3.5
Novo Nordisk A/S, Class B (Denmark)	3.5
ASML Holding NV (Netherlands)	3.1
3i Group PLC (United Kingdom)	3.1
Sampo OYJ, Class A (Finland)	3.0
Airbus Group SE (France)	2.8
Cellnex Telecom SA (Spain)	2.7
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at April 30, 2019)
Communication Services	3.4
Consumer Discretionary	15.6
Consumer Staples	10.2
Energy	2.1
Financials	18.6
Health Care	8.3
Industrials	21.2
Information Technology	13.0
Materials	7.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2019)
Belgium	3.6
Denmark	3.5
Finland	5.5
France	10.9
Germany	15.3
Ireland	1.0
Italy	3.9
Netherlands	6.2
Norway	1.5
Portugal	1.8
Spain	6.8
Sweden	3.9
Switzerland	4.2
United Kingdom	31.9
United States(a)	0.0 (b)
Total	100.0

(a)	Includes investments in Money Market Funds.
(b)	Rounds to zero.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Contrarian Europe Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2018 — April 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,103.60	1,018.10	7.04	6.76	1.35
Advisor Class	1,000.00	1,000.00	1,105.60	1,019.34	5.74	5.51	1.10
Class C	1,000.00	1,000.00	1,101.50	1,014.38	10.94	10.49	2.10
Institutional Class	1,000.00	1,000.00	1,105.60	1,019.34	5.74	5.51	1.10
Institutional 2 Class	1,000.00	1,000.00	1,106.00	1,019.79	5.27	5.06	1.01
Institutional 3 Class	1,000.00	1,000.00	1,106.50	1,020.08	4.96	4.76	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Contrarian Europe Fund | Semiannual Report 2019	5

Portfolio of Investments
April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.9%
Issuer	Shares	Value ($)
Belgium 3.4%
KBC Group NV	68,476	5,070,516
Umicore SA	120,641	4,668,230
Total		9,738,746
Denmark 3.4%
Novo Nordisk A/S, Class B	194,288	9,500,885
Finland 5.4%
Nokia OYJ	529,173	2,777,084
Sampo OYJ, Class A	182,644	8,349,833
Wartsila OYJ	254,344	4,056,573
Total		15,183,490
France 10.6%
Airbus Group SE	56,061	7,663,577
Dassault Systemes	36,343	5,749,526
Kering SA	5,915	3,496,259
LVMH Moet Hennessy Louis Vuitton SE	16,732	6,550,489
Ubisoft Entertainment SA(a)	22,622	2,157,707
VINCI SA	42,937	4,335,198
Total		29,952,756
Germany 12.9%
Adidas AG	22,035	5,662,085
Allianz SE, Registered Shares	39,545	9,527,174
Fresenius Medical Care AG & Co. KGaA	56,577	4,756,721
Infineon Technologies AG	199,395	4,702,063
Knorr-Bremse AG(a)	48,525	5,260,241
SAP SE	50,735	6,520,107
Total		36,428,391
Ireland 1.0%
Smurfit Kappa Group PLC	91,816	2,690,890
Italy 3.7%
Fiat Chrysler Automobiles NV	136,643	2,104,857
Moncler SpA	90,288	3,703,337
Pirelli & C. SpA(a),(b)	651,847	4,758,077
Total		10,566,271
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 6.0%
ASML Holding NV	40,824	8,495,546
Ferrari NV	30,339	4,108,910
Koninklijke Philips NV	102,088	4,347,067
Total		16,951,523
Norway 1.5%
DNB ASA(a)	180,807	3,471,557
Equinor ASA	33,104	738,441
Total		4,209,998
Portugal 1.7%
Galp Energia SGPS SA	293,821	4,933,360
Spain 6.6%
Amadeus IT Group SA, Class A	90,591	7,205,963
Cellnex Telecom SA	237,783	7,312,847
Grifols SA	146,861	4,075,157
Total		18,593,967
Sweden 3.7%
Atlas Copco AB, Class A	168,885	5,271,628
Epiroc AB, Class A(a)	333,854	3,451,250
Nordea Bank Abp	233,987	1,840,859
Total		10,563,737
Switzerland 4.1%
SGS SA, Registered Shares	1,939	5,117,004
Sika AG	41,670	6,379,626
Total		11,496,630
United Kingdom 30.9%
3i Group PLC	604,823	8,442,920
Ashtead Group PLC	127,543	3,529,228
Associated British Foods PLC	135,042	4,506,266
Carnival PLC	53,390	2,809,190
Galiform PLC	567,695	3,760,594
Persimmon PLC	136,220	3,971,827
Prudential PLC	269,946	6,107,368
RELX PLC	441,582	10,133,401
Rio Tinto PLC	120,671	7,025,901
Schroders PLC	88,544	3,656,663
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Contrarian Europe Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
St. James’s Place PLC	294,368	4,304,944
Tesco PLC	3,199,425	10,421,784
Unilever PLC	212,424	12,901,319
Weir Group PLC (The)	255,380	5,526,394
Total		87,097,799
Total Common Stocks (Cost $240,825,870)		267,908,443

Preferred Stocks 2.0%
Issuer	Shares	Value ($)
Germany 2.0%
Volkswagen AG	31,362	5,453,631
Total Preferred Stocks (Cost $5,262,981)		5,453,631
Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(d)	18,370	18,368
Total Money Market Funds (Cost $18,368)		18,368
Total Investments in Securities (Cost $246,107,219)		273,380,442
Other Assets & Liabilities, Net		8,830,297
Net Assets		$282,210,739

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $4,758,077, which represents 1.69% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	1,851,523	33,526,217	(35,359,370)	18,370	—	—	23,133	18,368
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	9,738,746	—	—	9,738,746
Denmark	—	9,500,885	—	—	9,500,885
Finland	—	15,183,490	—	—	15,183,490
France	—	29,952,756	—	—	29,952,756
Germany	—	36,428,391	—	—	36,428,391
Ireland	—	2,690,890	—	—	2,690,890
Italy	—	10,566,271	—	—	10,566,271
Netherlands	—	16,951,523	—	—	16,951,523
Norway	—	4,209,998	—	—	4,209,998
Portugal	—	4,933,360	—	—	4,933,360
Spain	—	18,593,967	—	—	18,593,967
Sweden	—	10,563,737	—	—	10,563,737
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Contrarian Europe Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Switzerland	—	11,496,630	—	—	11,496,630
United Kingdom	—	87,097,799	—	—	87,097,799
Total Common Stocks	—	267,908,443	—	—	267,908,443
Preferred Stocks
Germany	—	5,453,631	—	—	5,453,631
Total Preferred Stocks	—	5,453,631	—	—	5,453,631
Money Market Funds	—	—	—	18,368	18,368
Total Investments in Securities	—	273,362,074	—	18,368	273,380,442
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $246,088,851)	$273,362,074
Affiliated issuers (cost $18,368)	18,368
Foreign currency (cost $942)	923
Receivable for:
Investments sold	16,878,978
Capital shares sold	26,363
Dividends	761,541
Foreign tax reclaims	1,299,329
Expense reimbursement due from Investment Manager	168
Prepaid expenses	752
Other assets	13,255
Total assets	292,361,751
Liabilities
Payable for:
Investments purchased	9,053,894
Capital shares purchased	391,856
Management services fees	6,789
Distribution and/or service fees	657
Transfer agent fees	16,317
Compensation of board members	41,671
Interfund lending	600,000
Other expenses	39,828
Total liabilities	10,151,012
Net assets applicable to outstanding capital stock	$282,210,739
Represented by
Paid in capital	259,695,089
Total distributable earnings (loss)	22,515,650
Total - representing net assets applicable to outstanding capital stock	$282,210,739
Class A
Net assets	$64,476,830
Shares outstanding	9,249,532
Net asset value per share	$6.97
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$7.40
Advisor Class
Net assets	$2,393,449
Shares outstanding	345,027
Net asset value per share	$6.94
Class C
Net assets	$7,846,147
Shares outstanding	1,154,586
Net asset value per share	$6.80
Institutional Class
Net assets	$19,378,597
Shares outstanding	2,793,752
Net asset value per share	$6.94
Institutional 2 Class
Net assets	$386,347
Shares outstanding	55,305
Net asset value per share	$6.99
Institutional 3 Class
Net assets	$187,729,369
Shares outstanding	27,621,176
Net asset value per share	$6.80
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Contrarian Europe Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended April 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,145,514
Dividends — affiliated issuers	23,133
Foreign taxes withheld	(334,733)
Total income	3,833,914
Expenses:
Management services fees	1,203,289
Distribution and/or service fees
Class A	78,303
Class C	40,980
Class T	1
Transfer agent fees
Class A	51,999
Advisor Class	1,748
Class C	6,815
Institutional Class	19,738
Institutional 2 Class	126
Institutional 3 Class	6,709
Compensation of board members	6,615
Custodian fees	23,014
Printing and postage fees	13,707
Registration fees	51,886
Audit fees	20,432
Legal fees	3,934
Interest on interfund lending	513
Compensation of chief compliance officer	37
Other	6,738
Total expenses	1,536,584
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(43,515)
Total net expenses	1,493,069
Net investment income	2,340,845
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,162,212)
Foreign currency translations	(32,229)
Net realized loss	(5,194,441)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	29,635,079
Foreign currency translations	27,462
Net change in unrealized appreciation (depreciation)	29,662,541
Net realized and unrealized gain	24,468,100
Net increase in net assets resulting from operations	$26,808,945
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$2,340,845	$4,355,328
Net realized gain (loss)	(5,194,441)	30,517,843
Net change in unrealized appreciation (depreciation)	29,662,541	(75,958,207)
Net increase (decrease) in net assets resulting from operations	26,808,945	(41,085,036)
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,534,072)	(1,381,286)
Advisor Class	(54,719)	(20,195)
Class C	(136,379)	(147,186)
Institutional Class	(562,702)	(1,528,986)
Institutional 2 Class	(9,962)	(7,549)
Institutional 3 Class	(5,137,462)	(4,031,132)
Class K		(64)
Class T		(38)
Total distributions to shareholders	(7,435,296)	(7,116,436)
Decrease in net assets from capital stock activity	(59,222,766)	(30,476,350)
Total decrease in net assets	(39,849,117)	(78,677,822)
Net assets at beginning of period	322,059,856	400,737,678
Net assets at end of period	$282,210,739	$322,059,856
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Contrarian Europe Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2019 (Unaudited)		October 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	119,805	767,755	1,106,037	8,156,130
Distributions reinvested	261,762	1,523,456	187,962	1,368,366
Redemptions	(1,669,984)	(10,497,001)	(2,710,806)	(19,728,649)
Net decrease	(1,288,417)	(8,205,790)	(1,416,807)	(10,204,153)
Advisor Class
Subscriptions	60,475	389,029	362,808	2,673,997
Distributions reinvested	9,441	54,664	2,780	20,152
Redemptions	(44,911)	(280,768)	(108,165)	(777,288)
Net increase	25,005	162,925	257,423	1,916,861
Class C
Subscriptions	9,675	59,387	129,605	944,350
Distributions reinvested	22,450	127,738	19,502	138,659
Redemptions	(351,098)	(2,174,145)	(700,976)	(4,969,624)
Net decrease	(318,973)	(1,987,020)	(551,869)	(3,886,615)
Institutional Class
Subscriptions	224,263	1,441,090	2,474,694	17,998,131
Distributions reinvested	96,153	556,726	208,875	1,514,344
Redemptions	(6,992,036)	(44,681,542)	(4,516,680)	(32,662,216)
Net decrease	(6,671,620)	(42,683,726)	(1,833,111)	(13,149,741)
Institutional 2 Class
Subscriptions	722	4,569	5,361	39,531
Distributions reinvested	1,699	9,905	1,028	7,505
Redemptions	(5,853)	(37,177)	(3,623)	(26,394)
Net increase (decrease)	(3,432)	(22,703)	2,766	20,642
Institutional 3 Class
Subscriptions	154,214	932,156	431,774	3,073,908
Distributions reinvested	906,064	5,137,384	567,757	4,031,073
Redemptions	(1,993,011)	(12,554,033)	(1,692,846)	(12,274,354)
Net decrease	(932,733)	(6,484,493)	(693,315)	(5,169,373)
Class K
Distributions reinvested	—	—	3	24
Redemptions	—	—	(538)	(3,995)
Net decrease	—	—	(535)	(3,971)
Class T
Redemptions	(326)	(1,959)	—	—
Net decrease	(326)	(1,959)	—	—
Total net decrease	(9,190,496)	(59,222,766)	(4,235,448)	(30,476,350)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2019 (Unaudited)	$6.48	0.05	0.59	0.64	(0.06)	(0.09)	(0.15)
Year Ended 10/31/2018	$7.43	0.06	(0.89)	(0.83)	(0.12)	—	(0.12)
Year Ended 10/31/2017	$5.92	0.07	1.57	1.64	(0.13)	—	(0.13)
Year Ended 10/31/2016	$6.96	0.10	(0.86)	(0.76)	(0.08)	(0.20)	(0.28)
Year Ended 10/31/2015	$7.05	0.08	0.16	0.24	(0.12)	(0.21)	(0.33)
Year Ended 10/31/2014	$7.55	0.13	(0.29)	(0.16)	(0.06)	(0.28)	(0.34)
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$6.46	0.06	0.59	0.65	(0.08)	(0.09)	(0.17)
Year Ended 10/31/2018	$7.41	0.10	(0.92)	(0.82)	(0.13)	—	(0.13)
Year Ended 10/31/2017	$5.90	0.06	1.59	1.65	(0.14)	—	(0.14)
Year Ended 10/31/2016	$6.94	0.12	(0.87)	(0.75)	(0.09)	(0.20)	(0.29)
Year Ended 10/31/2015	$7.03	0.11	0.15	0.26	(0.14)	(0.21)	(0.35)
Year Ended 10/31/2014(g)	$7.59	0.10	(0.66)	(0.56)	—	—	—
Class C
Six Months Ended 4/30/2019 (Unaudited)	$6.28	0.02	0.60	0.62	(0.01)	(0.09)	(0.10)
Year Ended 10/31/2018	$7.23	0.01	(0.89)	(0.88)	(0.07)	—	(0.07)
Year Ended 10/31/2017	$5.75	0.02	1.54	1.56	(0.08)	—	(0.08)
Year Ended 10/31/2016	$6.77	0.06	(0.86)	(0.80)	(0.02)	(0.20)	(0.22)
Year Ended 10/31/2015	$6.86	0.02	0.17	0.19	(0.07)	(0.21)	(0.28)
Year Ended 10/31/2014	$7.37	0.07	(0.28)	(0.21)	(0.02)	(0.28)	(0.30)
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$6.46	0.05	0.60	0.65	(0.08)	(0.09)	(0.17)
Year Ended 10/31/2018	$7.41	0.08	(0.90)	(0.82)	(0.13)	—	(0.13)
Year Ended 10/31/2017	$5.90	0.10	1.55	1.65	(0.14)	—	(0.14)
Year Ended 10/31/2016	$6.94	0.11	(0.86)	(0.75)	(0.09)	(0.20)	(0.29)
Year Ended 10/31/2015	$7.04	0.08	0.17	0.25	(0.14)	(0.21)	(0.35)
Year Ended 10/31/2014	$7.53	0.14	(0.28)	(0.14)	(0.07)	(0.28)	(0.35)
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$6.51	0.06	0.60	0.66	(0.09)	(0.09)	(0.18)
Year Ended 10/31/2018	$7.46	0.09	(0.90)	(0.81)	(0.14)	—	(0.14)
Year Ended 10/31/2017	$5.94	0.10	1.57	1.67	(0.15)	—	(0.15)
Year Ended 10/31/2016	$6.99	0.13	(0.88)	(0.75)	(0.10)	(0.20)	(0.30)
Year Ended 10/31/2015	$7.08	0.12	0.15	0.27	(0.15)	(0.21)	(0.36)
Year Ended 10/31/2014(h)	$7.63	0.09	(0.64)	(0.55)	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Contrarian Europe Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2019 (Unaudited)	$6.97	10.36%	1.39% (c),(d)	1.35% (c),(d)	1.45% (c)	29%	$64,477
Year Ended 10/31/2018	$6.48	(11.40%)	1.35% (d),(e)	1.35% (d),(e),(f)	0.86%	63%	$68,249
Year Ended 10/31/2017	$7.43	28.21%	1.39%	1.38% (f)	1.01%	55%	$88,861
Year Ended 10/31/2016	$5.92	(11.25%)	1.36%	1.36% (f)	1.68%	55%	$114,672
Year Ended 10/31/2015	$6.96	3.61%	1.35% (e)	1.35% (e),(f)	1.14%	63%	$189,670
Year Ended 10/31/2014	$7.05	(2.33%)	1.37%	1.37%	1.74%	64%	$163,706
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$6.94	10.56%	1.14% (c),(d)	1.10% (c),(d)	1.79% (c)	29%	$2,393
Year Ended 10/31/2018	$6.46	(11.26%)	1.11% (d),(e)	1.10% (d),(e),(f)	1.37%	63%	$2,066
Year Ended 10/31/2017	$7.41	28.67%	1.14%	1.13% (f)	1.00%	55%	$464
Year Ended 10/31/2016	$5.90	(11.05%)	1.09%	1.09% (f)	1.87%	55%	$248
Year Ended 10/31/2015	$6.94	3.90%	1.10% (e)	1.10% (e),(f)	1.51%	63%	$6,800
Year Ended 10/31/2014(g)	$7.03	(7.38%)	1.12% (c)	1.12% (c)	1.69% (c)	64%	$53
Class C
Six Months Ended 4/30/2019 (Unaudited)	$6.80	10.15%	2.14% (c),(d)	2.10% (c),(d)	0.63% (c)	29%	$7,846
Year Ended 10/31/2018	$6.28	(12.23%)	2.10% (d),(e)	2.10% (d),(e),(f)	0.19%	63%	$9,259
Year Ended 10/31/2017	$7.23	27.47%	2.14%	2.13% (f)	0.36%	55%	$14,637
Year Ended 10/31/2016	$5.75	(12.02%)	2.11%	2.11% (f)	0.92%	55%	$16,919
Year Ended 10/31/2015	$6.77	2.84%	2.10% (e)	2.10% (e),(f)	0.36%	63%	$29,009
Year Ended 10/31/2014	$6.86	(3.08%)	2.12%	2.12%	1.00%	64%	$26,264
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$6.94	10.56%	1.11% (c),(d)	1.10% (c),(d)	1.41% (c)	29%	$19,379
Year Ended 10/31/2018	$6.46	(11.26%)	1.10% (d),(e)	1.10% (d),(e),(f)	1.16%	63%	$61,160
Year Ended 10/31/2017	$7.41	28.65%	1.14%	1.13% (f)	1.52%	55%	$83,748
Year Ended 10/31/2016	$5.90	(11.06%)	1.11%	1.11% (f)	1.85%	55%	$54,741
Year Ended 10/31/2015	$6.94	3.75%	1.11% (e)	1.11% (e),(f)	1.18%	63%	$57,916
Year Ended 10/31/2014	$7.04	(2.01%)	1.12%	1.12%	1.92%	64%	$115,755
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$6.99	10.60%	1.04% (c),(d)	1.01% (c),(d)	1.81% (c)	29%	$386
Year Ended 10/31/2018	$6.51	(11.12%)	1.02% (d),(e)	1.01% (d),(e)	1.19%	63%	$382
Year Ended 10/31/2017	$7.46	28.78%	1.03%	1.03%	1.49%	55%	$418
Year Ended 10/31/2016	$5.94	(10.99%)	0.99%	0.99%	2.13%	55%	$253
Year Ended 10/31/2015	$6.99	4.03%	0.98% (e)	0.98% (e)	1.68%	63%	$184
Year Ended 10/31/2014(h)	$7.08	(7.21%)	0.98% (c)	0.98% (c)	1.51% (c)	64%	$50
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$6.34	0.06	0.58	0.64	(0.09)	(0.09)	(0.18)
Year Ended 10/31/2018	$7.27	0.09	(0.88)	(0.79)	(0.14)	—	(0.14)
Year Ended 10/31/2017	$5.79	0.13	1.50	1.63	(0.15)	—	(0.15)
Year Ended 10/31/2016(i)	$5.87	0.12	(0.20)	(0.08)	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Advisor Class shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
(h)	Institutional 2 Class shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
(i)	Institutional 3 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Contrarian Europe Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$6.80	10.65%	0.98% (c),(d)	0.95% (c),(d)	1.89% (c)	29%	$187,729
Year Ended 10/31/2018	$6.34	(11.10%)	0.96% (d),(e)	0.95% (d),(e)	1.25%	63%	$180,942
Year Ended 10/31/2017	$7.27	28.94%	0.98%	0.98%	2.02%	55%	$212,604
Year Ended 10/31/2016(i)	$5.79	(1.36%)	0.92% (c)	0.92% (c)	2.91% (c)	55%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2019	17

Notes to Financial Statements
April 30, 2019 (Unaudited)
Note 1. Organization
Columbia Contrarian Europe Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class T shares were subject to a maximum front-end sales charge of 2.50% per transaction and were required to be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., were specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Contrarian Europe Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Contrarian Europe Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
20	Columbia Contrarian Europe Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2019 was 0.88% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Contrarian Europe Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Advisor Class	0.17
Class C	0.17
Institutional Class	0.16
Institutional 2 Class	0.07
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% can be reimbursed for distribution and/or shareholder servicing expenses. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $163,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2019, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2019, if any, are listed below:
Amount ($)
Class A	9,409
Class C	266
22	Columbia Contrarian Europe Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through February 29, 2020
Class A	1.35%
Advisor Class	1.10
Class C	2.10
Institutional Class	1.10
Institutional 2 Class	1.01
Institutional 3 Class	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
246,107,000	33,934,000	(6,661,000)	27,273,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $79,480,107 and $149,879,186, respectively, for the six months ended April 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Contrarian Europe Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	528,571	2.94	14
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had an outstanding interfund loan balance at April 30, 2019 as shown on the Statement of Assets and Liabilities. The loans are unsecured.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2019.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the
24	Columbia Contrarian Europe Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.
Industrial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Shareholder concentration risk
At April 30, 2019, affiliated shareholders of record owned 90.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Contrarian Europe Fund | Semiannual Report 2019	25

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
26	Columbia Contrarian Europe Fund | Semiannual Report 2019

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Contrarian Europe Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR147_10_J01_(06/19)

SemiAnnual Report
April 30, 2019
Columbia Seligman Global Technology Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Seligman Global Technology Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since 1994
Shekhar Pramanick
Portfolio Manager
Managed Fund since 2014
Sanjay Devgan
Technology Team Member
Managed Fund since 2014
Jeetil Patel
Technology Team Member
Managed Fund since 2015
Christopher Boova
Technology Team Member
Managed Fund since 2016
Vimal Patel
Technology Team Member
Managed Fund since 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/23/94	23.67	20.27	20.25	17.75
	Including sales charges		16.55	13.35	18.83	17.05
Advisor Class*		11/08/12	23.80	20.55	20.55	17.94
Class C	Excluding sales charges	05/27/99	23.19	19.35	19.35	16.87
	Including sales charges		22.19	18.35	19.35	16.87
Institutional Class*		09/27/10	23.81	20.57	20.56	18.01
Institutional 2 Class*		08/03/09	23.89	20.66	20.69	18.18
Institutional 3 Class*		03/01/17	23.91	20.73	20.45	17.85
Class R		04/30/03	23.52	19.98	19.96	17.44
MSCI World Information Technology Index (Net)			14.68	19.78	18.07	17.20
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Seligman Global Technology Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at April 30, 2019)
Lam Research Corp. (United States)	7.9
Broadcom, Inc. (United States)	6.1
Synopsys, Inc. (United States)	4.6
Marvell Technology Group Ltd. (United States)	4.1
Apple, Inc. (United States)	4.0
Alphabet, Inc., Class A (United States)	3.9
Micron Technology, Inc. (United States)	3.8
Teradyne, Inc. (United States)	3.5
Visa, Inc., Class A (United States)	3.4
Alphabet, Inc., Class C (United States)	3.1
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at April 30, 2019)
Communication Services	8.9
Consumer Discretionary	2.4
Information Technology	88.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at April 30, 2019)
Information Technology
Application Software	12.5
Communications Equipment	2.6
Data Processing & Outsourced Services	5.7
Electronic Manufacturing Services	0.2
Internet Services & Infrastructure	0.6
IT Consulting & Other Services	2.8
Semiconductor Equipment	15.5
Semiconductors	26.5
Systems Software	10.3
Technology Hardware, Storage & Peripherals	12.0
Total	88.7
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Country breakdown (%) (at April 30, 2019)
Brazil	0.7
China	0.3
Israel	1.6
Japan	0.5
Netherlands	1.9
Switzerland	0.2
United States(a)	94.8
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2019, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Summary of investments in securities by industry (%) (at April 30, 2019)
Communications Equipment	2.6
Electronic Equipment, Instruments & Components	0.2
Entertainment	1.4
Interactive Media & Services	7.2
Internet & Direct Marketing Retail	2.3
IT Services	8.8
Semiconductors & Semiconductor Equipment	40.8
Software	22.5
Technology Hardware, Storage & Peripherals	11.7
Money Market Funds	1.9
Total	99.4
Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

Columbia Seligman Global Technology Fund | Semiannual Report 2019	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2018 — April 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,236.70	1,018.20	7.38	6.66	1.33
Advisor Class	1,000.00	1,000.00	1,238.00	1,019.44	5.99	5.41	1.08
Class C	1,000.00	1,000.00	1,231.90	1,014.48	11.51	10.39	2.08
Institutional Class	1,000.00	1,000.00	1,238.10	1,019.44	5.99	5.41	1.08
Institutional 2 Class	1,000.00	1,000.00	1,238.90	1,019.79	5.61	5.06	1.01
Institutional 3 Class	1,000.00	1,000.00	1,239.10	1,020.03	5.33	4.81	0.96
Class R	1,000.00	1,000.00	1,235.20	1,016.96	8.76	7.90	1.58
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
6	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Portfolio of Investments
April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Brazil 0.7%
Pagseguro Digital Ltd., Class A(a),(b)	321,868	8,387,880
China 0.3%
Tencent Holdings Ltd., ADR	80,000	3,941,600
Israel 1.6%
Mellanox Technologies Ltd.(a)	114,500	13,774,350
Tufin Software Technologies Ltd.(a)	220,506	4,943,745
Total		18,718,095
Japan 0.5%
Tokyo Electron Ltd.	34,600	5,492,178
Netherlands 1.8%
NXP Semiconductors NV	207,200	21,884,464
Switzerland 0.2%
Logitech International SA	69,956	2,735,215
United States 92.4%
Activision Blizzard, Inc.	301,944	14,556,720
Advanced Energy Industries, Inc.(a)	133,500	7,710,960
Alphabet, Inc., Class A(a)	37,900	45,440,584
Alphabet, Inc., Class C(a)	30,543	36,299,745
Apple, Inc.(b)	228,185	45,789,884
Applied Materials, Inc.	761,900	33,576,933
Arista Networks, Inc.(a)	40,500	12,647,745
Booking Holdings, Inc.(a)	5,290	9,812,896
Broadcom, Inc.(b)	219,996	70,046,726
Carbon Black, Inc.(a)	51,390	706,099
Cisco Systems, Inc.	117,300	6,562,935
Cognizant Technology Solutions Corp., Class A	147,900	10,790,784
CommScope Holding Co., Inc.(a)	109,000	2,701,020
Cornerstone OnDemand, Inc.(a)	119,600	6,536,140
Cypress Semiconductor Corp.	747,469	12,841,517
DXC Technology Co.	319,592	21,009,978
eBay, Inc.	458,400	17,763,000
Electronics for Imaging, Inc.(a)	671,032	24,955,680
Euronet Worldwide, Inc.(a)	58,274	8,734,690
Fidelity National Information Services, Inc.	77,600	8,996,168
ForeScout Technologies, Inc.(a)	70,306	2,955,664
Common Stocks (continued)
Issuer	Shares	Value ($)
Fortinet, Inc.(a)	198,536	18,547,233
GoDaddy, Inc., Class A(a)	87,049	7,094,494
Inphi Corp.(a)	322,830	14,740,418
Jabil, Inc.	61,100	1,845,831
Lam Research Corp.	439,793	91,226,262
LogMeIn, Inc.	196,277	16,173,225
Lumentum Holdings, Inc.(a)	88,987	5,514,524
Marvell Technology Group Ltd.	1,888,432	47,248,569
Maxim Integrated Products, Inc.	206,766	12,405,960
Micron Technology, Inc.(a)	1,048,373	44,094,568
Microsoft Corp.	229,500	29,972,700
MKS Instruments, Inc.	13,100	1,192,231
NetApp, Inc.	395,200	28,790,320
Nuance Communications, Inc.(a)	2,054,415	34,575,804
ON Semiconductor Corp.(a)	1,288,730	29,718,114
Oracle Corp.	503,100	27,836,523
Palo Alto Networks, Inc.(a)	54,700	13,611,001
Qorvo, Inc.(a)	221,601	16,755,252
SailPoint Technologies Holding, Inc.(a)	234,551	6,628,411
Salesforce.com, Inc.(a)	122,333	20,227,762
SMART Global Holdings, Inc.(a)	110,000	2,391,400
Splunk, Inc.(a)	38,961	5,378,176
Symantec Corp.	193,700	4,689,477
Synaptics, Inc.(a)	529,023	19,928,296
Synopsys, Inc.(a)	436,811	52,889,076
Teradyne, Inc.	818,986	40,130,314
TiVo Corp.	977,300	9,157,301
Verint Systems, Inc.(a)	149,000	8,998,110
Viavi Solutions, Inc.(a)	171,500	2,280,950
Visa, Inc., Class A	238,300	39,183,669
Western Digital Corp.	489,400	25,018,128
Xerox Corp.	355,805	11,869,655
Zynga, Inc., Class A(a)	478,700	2,709,442
Total		1,093,259,064
Total Common Stocks (Cost $731,391,104)		1,154,418,496

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(d)	22,669,261	22,666,994
Total Money Market Funds (Cost $22,666,994)		22,666,994
Total Investments in Securities (Cost $754,058,098)		1,177,085,490
Other Assets & Liabilities, Net		6,555,538
Net Assets		$1,183,641,028
At April 30, 2019, securities and/or cash totaling $24,854,669 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Deutsche Bank	USD	(1,685,628)	(84)	300.00	1/17/2020	(60,664)	(3,192)
Apple, Inc.	Deutsche Bank	USD	(6,240,837)	(311)	290.00	1/17/2020	(207,578)	(15,395)
Broadcom, Inc.	Deutsche Bank	USD	(11,016,640)	(346)	320.00	6/21/2019	(181,102)	(429,040)
Pagseguro Digital Ltd.	Deutsche Bank	USD	(3,111,564)	(1,194)	27.50	5/17/2019	(270,975)	(83,580)
Total							(720,319)	(531,207)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(4,446,054)	(1,777)	15.00	01/17/2020	(190,356)	(45,313)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	3,144	128,205,747	(105,539,630)	22,669,261	—	—	101,174	22,666,994
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	8,387,880	—	—	—	8,387,880
China	—	3,941,600	—	—	3,941,600
Israel	18,718,095	—	—	—	18,718,095
Japan	—	5,492,178	—	—	5,492,178
Netherlands	21,884,464	—	—	—	21,884,464
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Switzerland	—	2,735,215	—	—	2,735,215
United States	1,093,259,064	—	—	—	1,093,259,064
Total Common Stocks	1,142,249,503	12,168,993	—	—	1,154,418,496
Money Market Funds	—	—	—	22,666,994	22,666,994
Total Investments in Securities	1,142,249,503	12,168,993	—	22,666,994	1,177,085,490
Investments in Derivatives
Liability
Options Contracts Written	(576,520)	—	—	—	(576,520)
Total	1,141,672,983	12,168,993	—	22,666,994	1,176,508,970
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $731,391,104)	$1,154,418,496
Affiliated issuers (cost $22,666,994)	22,666,994
Cash collateral held at broker for:
Options contracts written	2,800,000
Receivable for:
Investments sold	6,012,192
Capital shares sold	632,196
Dividends	246,245
Foreign tax reclaims	7,440
Prepaid expenses	1,310
Other assets	31,583
Total assets	1,186,816,456
Liabilities
Option contracts written, at value (premiums received $910,675)	576,520
Payable for:
Investments purchased	1,200,771
Capital shares purchased	1,124,558
Management services fees	29,632
Distribution and/or service fees	8,396
Transfer agent fees	127,875
Compensation of board members	51,142
Other expenses	56,534
Total liabilities	3,175,428
Net assets applicable to outstanding capital stock	$1,183,641,028
Represented by
Paid in capital	696,123,096
Total distributable earnings (loss)	487,517,932
Total - representing net assets applicable to outstanding capital stock	$1,183,641,028
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2019	11

Statement of Assets and Liabilities  (continued)
April 30, 2019 (Unaudited)
Class A
Net assets	$799,860,596
Shares outstanding	18,854,574
Net asset value per share	$42.42
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$45.01
Advisor Class
Net assets	$23,799,629
Shares outstanding	540,500
Net asset value per share	$44.03
Class C
Net assets	$76,918,882
Shares outstanding	2,424,236
Net asset value per share	$31.73
Institutional Class
Net assets	$199,882,637
Shares outstanding	4,617,409
Net asset value per share	$43.29
Institutional 2 Class
Net assets	$22,988,621
Shares outstanding	528,029
Net asset value per share	$43.54
Institutional 3 Class
Net assets	$2,314,942
Shares outstanding	53,518
Net asset value per share	$43.26
Class R
Net assets	$57,875,721
Shares outstanding	1,421,814
Net asset value per share	$40.71
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended April 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,708,676
Dividends — affiliated issuers	101,174
Foreign taxes withheld	(23,407)
Total income	6,786,443
Expenses:
Management services fees	4,753,899
Distribution and/or service fees
Class A	876,210
Class C	339,801
Class R	116,169
Transfer agent fees
Class A	464,597
Advisor Class	13,674
Class C	45,037
Institutional Class	121,476
Institutional 2 Class	6,430
Institutional 3 Class	132
Class R	30,807
Compensation of board members	11,980
Custodian fees	14,384
Printing and postage fees	47,607
Registration fees	62,100
Audit fees	18,862
Legal fees	6,821
Interest on interfund lending	11,468
Compensation of chief compliance officer	121
Other	13,030
Total expenses	6,954,605
Fees waived by transfer agent
Institutional 2 Class	(61)
Total net expenses	6,954,544
Net investment loss	(168,101)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	65,806,957
Foreign currency translations	(16,131)
Options contracts written	76,540
Net realized gain	65,867,366
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	160,148,810
Foreign currency translations	(3,954)
Options contracts written	401,570
Net change in unrealized appreciation (depreciation)	160,546,426
Net realized and unrealized gain	226,413,792
Net increase in net assets resulting from operations	$226,245,691
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment loss	$(168,101)	$(4,450,673)
Net realized gain	65,867,366	115,331,135
Net change in unrealized appreciation (depreciation)	160,546,426	(153,989,376)
Net increase (decrease) in net assets resulting from operations	226,245,691	(43,108,914)
Distributions to shareholders
Net investment income and net realized gains
Class A	(72,889,935)	(50,464,788)
Advisor Class	(2,082,330)	(1,358,785)
Class C	(8,584,086)	(10,821,922)
Institutional Class	(20,328,208)	(16,124,785)
Institutional 2 Class	(2,274,625)	(1,216,596)
Institutional 3 Class	(209,449)	(9,899)
Class K		(12,163)
Class R	(4,602,603)	(1,870,130)
Total distributions to shareholders	(110,971,236)	(81,879,068)
Decrease in net assets from capital stock activity	(833,924)	(3,955,520)
Total increase (decrease) in net assets	114,440,531	(128,943,502)
Net assets at beginning of period	1,069,200,497	1,198,143,999
Net assets at end of period	$1,183,641,028	$1,069,200,497
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2019 (Unaudited)		October 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	685,601	24,909,237	3,685,753	155,504,584
Distributions reinvested	2,045,019	67,608,340	1,167,408	46,259,825
Redemptions	(2,116,654)	(76,688,269)	(4,294,005)	(179,359,837)
Net increase	613,966	15,829,308	559,156	22,404,572
Advisor Class
Subscriptions	99,213	3,741,150	287,392	12,474,458
Distributions reinvested	46,392	1,590,331	24,392	998,545
Redemptions	(154,829)	(5,895,785)	(215,207)	(9,298,370)
Net increase (decrease)	(9,224)	(564,304)	96,577	4,174,633
Class C
Subscriptions	209,966	5,438,160	456,239	14,775,576
Distributions reinvested	318,364	7,895,423	331,999	10,196,535
Redemptions	(425,490)	(11,238,238)	(2,660,128)	(87,015,719)
Net increase (decrease)	102,840	2,095,345	(1,871,890)	(62,043,608)
Institutional Class
Subscriptions	472,835	17,921,731	1,787,202	76,508,570
Distributions reinvested	591,260	19,925,462	382,046	15,406,442
Redemptions	(1,763,292)	(63,948,793)	(2,195,471)	(93,135,056)
Net decrease	(699,197)	(26,101,600)	(26,223)	(1,220,044)
Institutional 2 Class
Subscriptions	87,415	3,288,862	322,536	13,879,374
Distributions reinvested	63,058	2,136,404	27,703	1,122,448
Redemptions	(192,926)	(7,106,157)	(150,128)	(6,390,187)
Net increase (decrease)	(42,453)	(1,680,891)	200,111	8,611,635
Institutional 3 Class
Subscriptions	20,414	781,391	45,550	1,945,224
Distributions reinvested	6,214	209,156	241	9,691
Redemptions	(13,707)	(537,108)	(8,157)	(344,419)
Net increase	12,921	453,439	37,634	1,610,496
Class K
Distributions reinvested	—	—	296	11,875
Redemptions	—	—	(4,530)	(205,661)
Net decrease	—	—	(4,234)	(193,786)
Class R
Subscriptions	223,854	8,091,223	732,032	29,696,391
Distributions reinvested	141,018	4,477,318	45,913	1,754,725
Redemptions	(97,097)	(3,433,762)	(219,349)	(8,750,534)
Net increase	267,775	9,134,779	558,596	22,700,582
Total net increase (decrease)	246,628	(833,924)	(450,273)	(3,955,520)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2019 (Unaudited)	$38.52	(0.01)	7.97	7.96	(4.06)	(4.06)
Year Ended 10/31/2018	$43.04	(0.14)	(1.53)	(1.67)	(2.85)	(2.85)
Year Ended 10/31/2017	$32.85	(0.17)	12.91	12.74	(2.55)	(2.55)
Year Ended 10/31/2016	$30.77	(0.15)	4.58	4.43	(2.35)	(2.35)
Year Ended 10/31/2015	$30.15	(0.21)	4.36	4.15	(3.53)	(3.53)
Year Ended 10/31/2014	$24.60	(0.19)	6.33	6.14	(0.59)	(0.59)
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$39.89	0.04	8.27	8.31	(4.17)	(4.17)
Year Ended 10/31/2018	$44.45	(0.04)	(1.58)	(1.62)	(2.94)	(2.94)
Year Ended 10/31/2017	$33.84	(0.09)	13.32	13.23	(2.62)	(2.62)
Year Ended 10/31/2016	$31.63	(0.15)	4.78	4.63	(2.42)	(2.42)
Year Ended 10/31/2015	$30.89	(0.13)	4.47	4.34	(3.60)	(3.60)
Year Ended 10/31/2014	$25.12	(0.13)	6.49	6.36	(0.59)	(0.59)
Class C
Six Months Ended 4/30/2019 (Unaudited)	$29.66	(0.11)	5.94	5.83	(3.76)	(3.76)
Year Ended 10/31/2018	$33.77	(0.35)	(1.17)	(1.52)	(2.59)	(2.59)
Year Ended 10/31/2017	$26.27	(0.35)	10.18	9.83	(2.33)	(2.33)
Year Ended 10/31/2016	$25.04	(0.30)	3.66	3.36	(2.13)	(2.13)
Year Ended 10/31/2015	$25.13	(0.35)	3.59	3.24	(3.33)	(3.33)
Year Ended 10/31/2014	$20.74	(0.33)	5.31	4.98	(0.59)	(0.59)
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$39.29	0.04	8.13	8.17	(4.17)	(4.17)
Year Ended 10/31/2018	$43.82	(0.04)	(1.55)	(1.59)	(2.94)	(2.94)
Year Ended 10/31/2017	$33.40	(0.10)	13.14	13.04	(2.62)	(2.62)
Year Ended 10/31/2016	$31.24	(0.08)	4.66	4.58	(2.42)	(2.42)
Year Ended 10/31/2015	$30.55	(0.13)	4.41	4.28	(3.59)	(3.59)
Year Ended 10/31/2014	$24.85	(0.13)	6.42	6.29	(0.59)	(0.59)
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$39.49	0.05	8.19	8.24	(4.19)	(4.19)
Year Ended 10/31/2018	$44.04	(0.02)	(1.57)	(1.59)	(2.96)	(2.96)
Year Ended 10/31/2017	$33.57	(0.08)	13.21	13.13	(2.66)	(2.66)
Year Ended 10/31/2016	$31.40	(0.07)	4.71	4.64	(2.47)	(2.47)
Year Ended 10/31/2015	$30.69	(0.13)	4.48	4.35	(3.64)	(3.64)
Year Ended 10/31/2014	$24.92	(0.08)	6.44	6.36	(0.59)	(0.59)
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$39.28	0.06	8.13	8.19	(4.21)	(4.21)
Year Ended 10/31/2018	$43.81	0.01	(1.56)	(1.55)	(2.98)	(2.98)
Year Ended 10/31/2017(f)	$35.81	(0.06)	8.06	8.00	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2019 (Unaudited)	$42.42	23.67%	1.33% (c),(d)	1.33% (c),(d)	(0.03%) (c)	19%	$799,861
Year Ended 10/31/2018	$38.52	(4.06%)	1.32% (d)	1.32% (d),(e)	(0.34%)	42%	$702,652
Year Ended 10/31/2017	$43.04	41.53%	1.33%	1.33% (e)	(0.47%)	53%	$760,937
Year Ended 10/31/2016	$32.85	15.54%	1.40%	1.40% (e)	(0.51%)	55%	$525,860
Year Ended 10/31/2015	$30.77	14.65%	1.42%	1.42% (e)	(0.68%)	64%	$454,512
Year Ended 10/31/2014	$30.15	25.47%	1.46%	1.46% (e)	(0.70%)	89%	$379,433
Advisor Class
Six Months Ended 4/30/2019 (Unaudited)	$44.03	23.80%	1.08% (c),(d)	1.08% (c),(d)	0.22% (c)	19%	$23,800
Year Ended 10/31/2018	$39.89	(3.81%)	1.07% (d)	1.07% (d),(e)	(0.09%)	42%	$21,927
Year Ended 10/31/2017	$44.45	41.87%	1.08%	1.08% (e)	(0.24%)	53%	$20,140
Year Ended 10/31/2016	$33.84	15.81%	1.15%	1.15% (e)	(0.47%)	55%	$4,915
Year Ended 10/31/2015	$31.63	14.95%	1.17%	1.17% (e)	(0.42%)	64%	$384
Year Ended 10/31/2014	$30.89	25.82%	1.21%	1.21% (e)	(0.47%)	89%	$231
Class C
Six Months Ended 4/30/2019 (Unaudited)	$31.73	23.19%	2.08% (c),(d)	2.08% (c),(d)	(0.78%) (c)	19%	$76,919
Year Ended 10/31/2018	$29.66	(4.78%)	2.06% (d)	2.06% (d),(e)	(1.09%)	42%	$68,853
Year Ended 10/31/2017	$33.77	40.49%	2.08%	2.08% (e)	(1.22%)	53%	$141,591
Year Ended 10/31/2016	$26.27	14.63%	2.15%	2.15% (e)	(1.26%)	55%	$101,739
Year Ended 10/31/2015	$25.04	13.81%	2.17%	2.17% (e)	(1.43%)	64%	$90,044
Year Ended 10/31/2014	$25.13	24.59%	2.21%	2.21% (e)	(1.45%)	89%	$79,309
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$43.29	23.81%	1.08% (c),(d)	1.08% (c),(d)	0.23% (c)	19%	$199,883
Year Ended 10/31/2018	$39.29	(3.79%)	1.07% (d)	1.07% (d),(e)	(0.09%)	42%	$208,865
Year Ended 10/31/2017	$43.82	41.85%	1.08%	1.08% (e)	(0.26%)	53%	$234,123
Year Ended 10/31/2016	$33.40	15.85%	1.15%	1.15% (e)	(0.25%)	55%	$47,809
Year Ended 10/31/2015	$31.24	14.94%	1.17%	1.17% (e)	(0.42%)	64%	$40,763
Year Ended 10/31/2014	$30.55	25.82%	1.22%	1.22% (e)	(0.47%)	89%	$32,271
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$43.54	23.89%	1.01% (c),(d)	1.01% (c),(d)	0.29% (c)	19%	$22,989
Year Ended 10/31/2018	$39.49	(3.77%)	1.02% (d)	1.02% (d)	(0.04%)	42%	$22,531
Year Ended 10/31/2017	$44.04	41.95%	1.02%	1.02%	(0.20%)	53%	$16,310
Year Ended 10/31/2016	$33.57	15.97%	1.02%	1.02%	(0.23%)	55%	$2,735
Year Ended 10/31/2015	$31.40	15.12%	1.02%	1.02%	(0.41%)	64%	$972
Year Ended 10/31/2014	$30.69	26.03%	1.04%	1.04%	(0.28%)	89%	$56
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$43.26	23.91%	0.96% (c),(d)	0.96% (c),(d)	0.33% (c)	19%	$2,315
Year Ended 10/31/2018	$39.28	(3.71%)	0.97% (d)	0.97% (d)	0.03%	42%	$1,595
Year Ended 10/31/2017(f)	$43.81	22.34%	0.98% (c)	0.98% (c)	(0.38%) (c)	53%	$130
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 4/30/2019 (Unaudited)	$37.07	(0.05)	7.65	7.60	(3.96)	(3.96)
Year Ended 10/31/2018	$41.53	(0.23)	(1.47)	(1.70)	(2.76)	(2.76)
Year Ended 10/31/2017	$31.79	(0.26)	12.48	12.22	(2.48)	(2.48)
Year Ended 10/31/2016	$29.85	(0.22)	4.44	4.22	(2.28)	(2.28)
Year Ended 10/31/2015	$29.35	(0.27)	4.23	3.96	(3.46)	(3.46)
Year Ended 10/31/2014	$24.02	(0.25)	6.17	5.92	(0.59)	(0.59)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 4/30/2019 (Unaudited)	$40.71	23.52%	1.58% (c),(d)	1.58% (c),(d)	(0.29%) (c)	19%	$57,876
Year Ended 10/31/2018	$37.07	(4.29%)	1.57% (d)	1.57% (d),(e)	(0.58%)	42%	$42,778
Year Ended 10/31/2017	$41.53	41.16%	1.58%	1.58% (e)	(0.74%)	53%	$24,728
Year Ended 10/31/2016	$31.79	15.25%	1.65%	1.65% (e)	(0.75%)	55%	$9,878
Year Ended 10/31/2015	$29.85	14.37%	1.67%	1.67% (e)	(0.93%)	64%	$9,414
Year Ended 10/31/2014	$29.35	25.16%	1.71%	1.71% (e)	(0.95%)	89%	$7,628
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2019	19

Notes to Financial Statements
April 30, 2019 (Unaudited)
Note 1. Organization
Columbia Seligman Global Technology Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
20	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility
Columbia Seligman Global Technology Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
(including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
22	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2019:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Options contracts written, at value	576,520
Columbia Seligman Global Technology Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	76,540

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	401,570
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2019:
Derivative instrument	Average value ($)*
Options contracts — written	(378,293)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2019.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2019:
Deutsche Bank ($)
-
Liabilities
Options contracts written	576,520
Total liabilities	576,520
Total financial and derivative net assets	(576,520)
Total collateral received (pledged) (a)	(576,520)
Net amount (b)	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
24	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date.
Columbia Seligman Global Technology Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2019 was 0.912% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
26	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective March 1, 2019 through February 29, 2020, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.06% of the average daily net assets attributable to Institutional 2 Class shares.
For the six months ended April 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.13
The Fund and certain other affiliated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent. The lease and the Guaranty expired on January 31, 2019.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,092,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2019, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2019, if any, are listed below:
Amount ($)
Class A	195,000
Class C	3,454
Columbia Seligman Global Technology Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2019 through February 29, 2020	Prior to March 1, 2019
Class A	1.37%	1.42%
Advisor Class	1.12	1.17
Class C	2.12	2.17
Institutional Class	1.12	1.17
Institutional 2 Class	1.05	1.11
Institutional 3 Class	1.00	1.07
Class R	1.62	1.67
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective March 1, 2019 through February 29, 2020, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.06% for Institutional 2 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
754,058,000	444,746,000	(21,385,000)	423,361,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
28	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $198,931,094 and $337,950,813, respectively, for the six months ended April 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	5,110,247	2.92	26
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2019.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of
Columbia Seligman Global Technology Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2019, affiliated shareholders of record owned 30.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Seligman Global Technology Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Seligman Global Technology Fund | Semiannual Report 2019	31

Columbia Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR220_10_J01_(06/19)

SemiAnnual Report
April 30, 2019
Columbia Contrarian Asia Pacific Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Contrarian Asia Pacific Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Contrarian Asia Pacific Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Soo Nam Ng, CFA
Co-Lead Portfolio Manager
Managed Fund since January 2018
Christine Seng, CFA
Co-Lead Portfolio Manager
Managed Fund since January 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A*	Excluding sales charges	09/27/10	19.33	-5.51	5.76	7.34
	Including sales charges		12.51	-10.97	4.52	6.69
Class C*	Excluding sales charges	09/27/10	18.94	-6.24	4.96	6.51
	Including sales charges		17.94	-7.14	4.96	6.51
Institutional Class*		09/27/10	19.57	-5.22	6.02	7.58
Institutional 2 Class		07/15/09	19.55	-5.16	6.14	7.73
Institutional 3 Class*		03/01/17	19.66	-5.07	6.20	7.76
Class R*		09/27/10	19.27	-5.71	5.49	7.04
MSCI AC Asia Pacific ex Japan Index (Net)			15.19	-2.75	5.45	8.23
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Asia Pacific ex Japan Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI AC Asia Pacific ex Japan Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at April 30, 2019)
Alibaba Group Holding Ltd., ADR (China)	7.1
Tencent Holdings Ltd. (China)	5.1
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.8
Ping An Insurance Group Co. of China Ltd., Class H (China)	3.6
China Construction Bank Corp., Class H (China)	3.4
PT United Tractors Tbk (Indonesia)	3.1
AIA Group Ltd. (Hong Kong)	3.0
Samsung Electro-Mechanics Co., Ltd. (South Korea)	2.8
Bank of China Ltd., Class H (China)	2.8
DBS Group Holdings Ltd. (Singapore)	2.8
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at April 30, 2019)
Communication Services	6.9
Consumer Discretionary	21.6
Consumer Staples	8.6
Energy	8.1
Financials	23.0
Health Care	2.1
Industrials	5.5
Information Technology	16.1
Materials	6.5
Real Estate	1.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2019)
Australia	13.6
China	39.0
Hong Kong	9.6
India	4.6
Indonesia	3.0
Macau	1.2
Philippines	0.8
Singapore	2.7
South Korea	9.2
Taiwan	7.5
Thailand	5.0
United States(a)	3.8
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2018 — April 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,193.30	1,016.96	8.59	7.90	1.58
Class C	1,000.00	1,000.00	1,189.40	1,013.24	12.65	11.63	2.33
Institutional Class	1,000.00	1,000.00	1,195.70	1,018.20	7.24	6.66	1.33
Institutional 2 Class	1,000.00	1,000.00	1,195.50	1,018.79	6.59	6.06	1.21
Institutional 3 Class	1,000.00	1,000.00	1,196.60	1,019.09	6.26	5.76	1.15
Class R	1,000.00	1,000.00	1,192.70	1,015.72	9.95	9.15	1.83
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	5

Portfolio of Investments
April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Australia 13.7%
Amcor Ltd.	27,081	306,120
Ansell Ltd.	10,265	195,428
Aristocrat Leisure Ltd.	20,099	369,994
Bega Cheese Ltd.	26,822	95,873
BHP Group Ltd.	15,081	399,079
Costa Group Holdings Ltd.	50,622	202,640
Macquarie Group Ltd.	2,992	284,342
Qantas Airways Ltd.	79,695	315,251
Treasury Wine Estates Ltd.	31,081	377,003
Total		2,545,730
China 39.1%
51job, Inc., ADR(a)	2,116	195,391
58.Com, Inc., ADR(a)	4,402	316,020
Alibaba Group Holding Ltd., ADR(a)	6,893	1,279,134
Bank of China Ltd., Class H	1,042,000	497,561
Baoshan Iron & Steel Co., Ltd.	167,000	177,928
Baozun, Inc., ADR(a)	7,350	356,475
BBMG Corp., Class H	789,000	277,905
Brilliance China Automotive Holdings Ltd.	416,000	458,244
China Construction Bank Corp., Class H	690,380	608,615
CSPC Pharmaceutical Group Ltd.	92,000	177,581
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	53,600	260,673
New Oriental Education & Technology Group, Inc., ADR(a)	3,576	341,365
O-film Tech Co., Ltd., Class A(b),(c)	126,678	204,210
Ping An Insurance Group Co. of China Ltd., Class H	53,000	641,547
Sinopec Kantons Holdings Ltd.	774,000	345,843
Tencent Holdings Ltd.	18,600	916,750
Times China Holdings Ltd.	27,000	49,027
Wuliangye Yibin Co., Ltd., Class A	11,600	176,196
Total		7,280,465
Hong Kong 9.6%
AIA Group Ltd.	52,000	532,451
CK Asset Holdings Ltd.	30,000	241,216
Galaxy Entertainment Group Ltd.	29,000	217,188
Hong Kong Exchanges and Clearing Ltd.	6,360	220,939
Hua Hong Semiconductor Ltd.(d)	69,000	163,553
Common Stocks (continued)
Issuer	Shares	Value ($)
Pacific Basin Shipping Ltd.	1,357,000	278,811
Shangri-La Asia Ltd.	98,000	138,943
Total		1,793,101
India 4.6%
Adani Ports & Special Economic Zone Ltd.	34,999	197,705
Godrej Consumer Products Ltd.	19,714	184,641
Mahindra & Mahindra Ltd.	24,309	225,603
Reliance Industries Ltd.	12,226	244,929
Total		852,878
Indonesia 2.9%
PT United Tractors Tbk	288,400	550,738
Macau 1.2%
Wynn Macau Ltd.	80,400	231,325
Philippines 0.8%
Metropolitan Bank & Trust Co.	107,420	153,133
Singapore 2.7%
DBS Group Holdings Ltd.	23,832	495,597
South Korea 9.2%
E-MART, Inc., Class L	2,521	371,802
Hana Financial Group, Inc.	7,271	229,333
Samsung Electro-Mechanics Co., Ltd.	5,459	508,824
Samsung Electronics Co., Ltd.	9,058	356,136
Shinsegae, Inc.	858	250,021
Total		1,716,116
Taiwan 7.5%
MediaTek, Inc.	34,000	325,874
Taiwan Semiconductor Manufacturing Co., Ltd.	102,000	856,395
Yageo Corp.	21,000	208,316
Total		1,390,585
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 5.0%
Bangkok Bank PCL, Foreign Registered Shares	50,800	332,828
Kasikornbank PCL, Foreign Registered Shares	23,400	139,792
Thai Beverage PCL	220,300	136,080
Thai Oil PCL, Foreign Registered Shares	148,500	322,144
Total		930,844
Total Common Stocks (Cost $15,982,010)		17,940,512

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(e),(f)	706,002	705,931
Total Money Market Funds (Cost $705,931)		705,931
Total Investments in Securities (Cost $16,687,941)		18,646,443
Other Assets & Liabilities, Net		(16,806)
Net Assets		$18,629,637

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2019, the total value of these securities amounted to $204,210, which represents 1.10% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $163,553, which represents 0.88% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	1,168,279	5,463,171	(5,925,448)	706,002	—	—	6,260	705,931
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,545,730	—	—	2,545,730
China	2,488,385	4,587,870	204,210	—	7,280,465
Hong Kong	—	1,793,101	—	—	1,793,101
India	—	852,878	—	—	852,878
Indonesia	—	550,738	—	—	550,738
Macau	—	231,325	—	—	231,325
Philippines	—	153,133	—	—	153,133
Singapore	—	495,597	—	—	495,597
South Korea	—	1,716,116	—	—	1,716,116
Taiwan	—	1,390,585	—	—	1,390,585
Thailand	—	930,844	—	—	930,844
Total Common Stocks	2,488,385	15,247,917	204,210	—	17,940,512
Money Market Funds	—	—	—	705,931	705,931
Total Investments in Securities	2,488,385	15,247,917	204,210	705,931	18,646,443
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
April 30, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 as the market for these assets was deemed not to be active.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 10/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 04/30/2019 ($)
Common Stocks	-	-	(20,745)	32,733	98,014	(290,574)	384,782	-	204,210
(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30,2019 was $32,733.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security and the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
April 30, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $15,982,010)	$17,940,512
Affiliated issuers (cost $705,931)	705,931
Foreign currency (cost $3,973)	3,972
Receivable for:
Capital shares sold	173
Dividends	32,941
Foreign tax reclaims	989
Expense reimbursement due from Investment Manager	423
Prepaid expenses	522
Other assets	19,795
Total assets	18,705,258
Liabilities
Payable for:
Capital shares purchased	333
Foreign capital gains taxes deferred	7,073
Management services fees	450
Distribution and/or service fees	18
Transfer agent fees	587
Compensation of board members	40,869
Audit fees	11,397
Custodian fees	10,709
Other expenses	4,185
Total liabilities	75,621
Net assets applicable to outstanding capital stock	$18,629,637
Represented by
Paid in capital	100,264,668
Total distributable earnings (loss)	(81,635,031)
Total - representing net assets applicable to outstanding capital stock	$18,629,637
Class A
Net assets	$825,621
Shares outstanding	64,282
Net asset value per share	$12.84
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.62
Class C
Net assets	$266,213
Shares outstanding	20,990
Net asset value per share	$12.68
Institutional Class
Net assets	$362,609
Shares outstanding	28,225
Net asset value per share	$12.85
Institutional 2 Class
Net assets	$2,804,863
Shares outstanding	217,545
Net asset value per share	$12.89
Institutional 3 Class
Net assets	$14,019,662
Shares outstanding	1,099,951
Net asset value per share	$12.75
Class R
Net assets	$350,669
Shares outstanding	27,554
Net asset value per share	$12.73
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended April 30, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$159,378
Dividends — affiliated issuers	6,260
Foreign taxes withheld	(12,248)
Total income	153,390
Expenses:
Management services fees	77,109
Distribution and/or service fees
Class A	936
Class C	1,269
Class R	783
Transfer agent fees
Class A	786
Class C	266
Institutional Class	343
Institutional 2 Class	876
Institutional 3 Class	535
Class R	329
Compensation of board members	4,003
Custodian fees	8,106
Printing and postage fees	5,052
Registration fees	44,610
Audit fees	27,138
Legal fees	3,265
Line of credit interest	230
Compensation of chief compliance officer	3
Other	6,444
Total expenses	182,083
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(76,113)
Total net expenses	105,970
Net investment income	47,420
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(116,318)
Foreign currency translations	(4,078)
Net realized loss	(120,396)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,190,243
Foreign currency translations	(110)
Foreign capital gains tax	(5,271)
Net change in unrealized appreciation (depreciation)	3,184,862
Net realized and unrealized gain	3,064,466
Net increase in net assets resulting from operations	$3,111,886
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$47,420	$285,994
Net realized gain (loss)	(120,396)	8,560,761
Net change in unrealized appreciation (depreciation)	3,184,862	(12,050,043)
Net increase (decrease) in net assets resulting from operations	3,111,886	(3,203,288)
Distributions to shareholders
Net investment income and net realized gains
Class A	(37,057)	(12,876)
Class C	(11,068)	(1,205)
Institutional Class	(17,231)	(2,825)
Institutional 2 Class	(151,975)	(196,901)
Institutional 3 Class	(704,733)	(228,050)
Class R	(14,808)	(2,553)
Total distributions to shareholders	(936,872)	(444,410)
Decrease in net assets from capital stock activity	(1,385,007)	(8,878,186)
Total increase (decrease) in net assets	790,007	(12,525,884)
Net assets at beginning of period	17,839,630	30,365,514
Net assets at end of period	$18,629,637	$17,839,630
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2019 (Unaudited)		October 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	11,143	139,743	66,514	968,111
Distributions reinvested	3,435	36,996	925	12,864
Redemptions	(8,410)	(107,463)	(101,274)	(1,440,875)
Net increase (decrease)	6,168	69,276	(33,835)	(459,900)
Class C
Subscriptions	—	—	5,252	76,139
Distributions reinvested	1,037	11,068	87	1,205
Redemptions	(3,976)	(44,814)	(19,436)	(262,462)
Net decrease	(2,939)	(33,746)	(14,097)	(185,118)
Institutional Class
Subscriptions	41	492	14,526	215,558
Distributions reinvested	1,589	17,110	201	2,796
Redemptions	(125)	(1,348)	(3,092)	(41,276)
Net increase	1,505	16,254	11,635	177,078
Institutional 2 Class
Subscriptions	2,618	29,031	695,207	10,097,046
Distributions reinvested	12,965	140,026	13,565	189,093
Redemptions	(34,078)	(389,016)	(1,133,733)	(16,396,842)
Net decrease	(18,495)	(219,959)	(424,961)	(6,110,703)
Institutional 3 Class
Subscriptions	5,658	60,424	431,587	6,270,934
Distributions reinvested	65,972	704,578	13,026	179,624
Redemptions	(174,745)	(2,005,820)	(628,856)	(8,707,096)
Net decrease	(103,115)	(1,240,818)	(184,243)	(2,256,538)
Class R
Subscriptions	1,079	12,565	7,529	96,052
Distributions reinvested	1,375	14,700	184	2,536
Redemptions	(298)	(3,279)	(10,597)	(141,593)
Net increase (decrease)	2,156	23,986	(2,884)	(43,005)
Total net decrease	(114,720)	(1,385,007)	(648,385)	(8,878,186)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2019 (Unaudited)	$11.37	0.01	2.07	2.08	(0.23)	(0.38)	(0.61)
Year Ended 10/31/2018	$13.69	0.08	(2.28)	(2.20)	(0.12)	—	(0.12)
Year Ended 10/31/2017	$10.58	0.08	3.13	3.21	(0.10)	—	(0.10)
Year Ended 10/31/2016	$12.91	0.09	0.45	0.54	(2.87)	—	(2.87)
Year Ended 10/31/2015	$14.58	0.14	(1.67)	(1.53)	(0.14)	—	(0.14)
Year Ended 10/31/2014	$13.73	0.27	0.70	0.97	(0.12)	—	(0.12)
Class C
Six Months Ended 4/30/2019 (Unaudited)	$11.17	(0.03)	2.05	2.02	(0.13)	(0.38)	(0.51)
Year Ended 10/31/2018	$13.47	0.00 (g)	(2.27)	(2.27)	(0.03)	—	(0.03)
Year Ended 10/31/2017	$10.41	(0.01)	3.09	3.08	(0.02)	—	(0.02)
Year Ended 10/31/2016	$12.73	0.04	0.41	0.45	(2.77)	—	(2.77)
Year Ended 10/31/2015	$14.37	0.02	(1.63)	(1.61)	(0.03)	—	(0.03)
Year Ended 10/31/2014	$13.52	0.09	0.78	0.87	(0.02)	—	(0.02)
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$11.39	0.03	2.07	2.10	(0.26)	(0.38)	(0.64)
Year Ended 10/31/2018	$13.72	0.17	(2.35)	(2.18)	(0.15)	—	(0.15)
Year Ended 10/31/2017	$10.61	0.12	3.11	3.23	(0.12)	—	(0.12)
Year Ended 10/31/2016	$12.95	0.12	0.45	0.57	(2.91)	—	(2.91)
Year Ended 10/31/2015	$14.62	0.21	(1.71)	(1.50)	(0.17)	—	(0.17)
Year Ended 10/31/2014	$13.76	0.24	0.78	1.02	(0.16)	—	(0.16)
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$11.44	0.03	2.08	2.11	(0.28)	(0.38)	(0.66)
Year Ended 10/31/2018	$13.77	0.06	(2.23)	(2.17)	(0.16)	—	(0.16)
Year Ended 10/31/2017	$10.65	0.12	3.13	3.25	(0.13)	—	(0.13)
Year Ended 10/31/2016	$12.99	0.13	0.45	0.58	(2.92)	—	(2.92)
Year Ended 10/31/2015	$14.66	0.26	(1.74)	(1.48)	(0.19)	—	(0.19)
Year Ended 10/31/2014	$13.80	0.24	0.79	1.03	(0.17)	—	(0.17)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2019 (Unaudited)	$12.84	19.33%	2.49% (c),(d)	1.58% (c),(d)	0.18% (c)	45%	$826
Year Ended 10/31/2018	$11.37	(16.22%)	2.06% (d),(e)	1.60% (d),(e),(f)	0.59%	150%	$661
Year Ended 10/31/2017	$13.69	30.66%	2.16%	1.56% (f)	0.69%	37%	$1,259
Year Ended 10/31/2016	$10.58	6.91%	1.84% (d)	1.51% (d),(f)	0.90%	20%	$713
Year Ended 10/31/2015	$12.91	(10.58%)	1.38% (d)	1.29% (d)	1.13%	86%	$869
Year Ended 10/31/2014	$14.58	7.18%	1.34% (d)	1.34% (d)	1.88%	39%	$538
Class C
Six Months Ended 4/30/2019 (Unaudited)	$12.68	18.94%	3.21% (c),(d)	2.33% (c),(d)	(0.56%) (c)	45%	$266
Year Ended 10/31/2018	$11.17	(16.90%)	2.85% (d),(e)	2.35% (d),(e),(f)	0.01%	150%	$267
Year Ended 10/31/2017	$13.47	29.70%	2.90%	2.31% (f)	(0.09%)	37%	$512
Year Ended 10/31/2016	$10.41	6.01%	2.59% (d)	2.25% (d),(f)	0.38%	20%	$394
Year Ended 10/31/2015	$12.73	(11.23%)	2.13% (d)	2.03% (d)	0.31%	86%	$316
Year Ended 10/31/2014	$14.37	6.48%	2.11% (d)	2.11% (d)	0.67%	39%	$311
Institutional Class
Six Months Ended 4/30/2019 (Unaudited)	$12.85	19.57%	2.23% (c),(d)	1.33% (c),(d)	0.43% (c)	45%	$363
Year Ended 10/31/2018	$11.39	(16.07%)	1.82% (d),(e)	1.35% (d),(e),(f)	1.28%	150%	$304
Year Ended 10/31/2017	$13.72	30.90%	1.90%	1.31% (f)	1.01%	37%	$207
Year Ended 10/31/2016	$10.61	7.21%	1.57% (d)	1.26% (d),(f)	1.19%	20%	$394
Year Ended 10/31/2015	$12.95	(10.34%)	1.13% (d)	1.01% (d)	1.68%	86%	$725
Year Ended 10/31/2014	$14.62	7.50%	1.11% (d)	1.11% (d)	1.71%	39%	$336
Institutional 2 Class
Six Months Ended 4/30/2019 (Unaudited)	$12.89	19.55%	2.07% (c),(d)	1.21% (c),(d)	0.55% (c)	45%	$2,805
Year Ended 10/31/2018	$11.44	(15.94%)	1.69% (d),(e)	1.25% (d),(e)	0.42%	150%	$2,700
Year Ended 10/31/2017	$13.77	31.02%	1.73%	1.21%	1.07%	37%	$9,101
Year Ended 10/31/2016	$10.65	7.30%	1.41% (d)	1.15% (d)	1.24%	20%	$16,471
Year Ended 10/31/2015	$12.99	(10.17%)	0.95% (d)	0.94% (d)	1.76%	86%	$59,489
Year Ended 10/31/2014	$14.66	7.63%	0.97% (d)	0.97% (d)	1.73%	39%	$899,110
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$11.32	0.03	2.07	2.10	(0.29)	(0.38)	(0.67)
Year Ended 10/31/2018	$13.63	0.16	(2.30)	(2.14)	(0.17)	—	(0.17)
Year Ended 10/31/2017(h)	$10.82	0.11	2.70	2.81	—	—	—
Class R
Six Months Ended 4/30/2019 (Unaudited)	$11.25	(0.00) (g)	2.06	2.06	(0.20)	(0.38)	(0.58)
Year Ended 10/31/2018	$13.56	0.08	(2.30)	(2.22)	(0.09)	—	(0.09)
Year Ended 10/31/2017	$10.48	0.05	3.10	3.15	(0.07)	—	(0.07)
Year Ended 10/31/2016	$12.81	0.08	0.43	0.51	(2.84)	—	(2.84)
Year Ended 10/31/2015	$14.46	0.09	(1.64)	(1.55)	(0.10)	—	(0.10)
Year Ended 10/31/2014	$13.62	0.15	0.78	0.93	(0.09)	—	(0.09)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	4/30/2019	10/31/2018	10/31/2017	10/31/2016	10/31/2015	10/31/2014
Class A	less than .01%	0.01%	—%	less than .01%	0.02%	less than .01%
Class C	less than .01%	0.01%	—%	less than .01%	0.02%	less than .01%
Institutional Class	less than .01%	0.02%	—%	less than .01%	0.03%	less than .01%
Institutional 2 Class	less than .01%	0.01%	—%	less than .01%	less than .01%	less than .01%
Institutional 3 Class	less than .01%	0.01%	—%	—%	—%	—%
Class R	less than .01%	0.02%	—%	less than .01%	0.02%	less than .01%

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2019 (Unaudited)	$12.75	19.66%	2.01% (c),(d)	1.15% (c),(d)	0.60% (c)	45%	$14,020
Year Ended 10/31/2018	$11.32	(15.93%)	1.67% (d),(e)	1.19% (d),(e)	1.17%	150%	$13,621
Year Ended 10/31/2017(h)	$13.63	25.97%	1.74% (c)	1.18% (c)	1.30% (c)	37%	$18,903
Class R
Six Months Ended 4/30/2019 (Unaudited)	$12.73	19.27%	2.73% (c),(d)	1.83% (c),(d)	(0.06%) (c)	45%	$351
Year Ended 10/31/2018	$11.25	(16.49%)	2.36% (d),(e)	1.85% (d),(e),(f)	0.60%	150%	$286
Year Ended 10/31/2017	$13.56	30.34%	2.40%	1.82% (f)	0.47%	37%	$383
Year Ended 10/31/2016	$10.48	6.61%	2.09% (d)	1.76% (d),(f)	0.77%	20%	$293
Year Ended 10/31/2015	$12.81	(10.78%)	1.63% (d)	1.53% (d)	0.79%	86%	$301
Year Ended 10/31/2014	$14.46	6.89%	1.61% (d)	1.61% (d)	1.05%	39%	$352
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	17

Notes to Financial Statements
April 30, 2019 (Unaudited)
Note 1. Organization
Columbia Contrarian Asia Pacific Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
18	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
20	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2019 was 0.88% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of April 30, 2019, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.21
Class C	0.21
Institutional Class	0.21
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.21
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
22	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2019, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2019, if any, are listed below:
Amount ($)
Class A	314
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2019 through February 29, 2020	Prior to March 1, 2019
Class A	1.55%	1.59%
Class C	2.30	2.34
Institutional Class	1.30	1.34
Institutional 2 Class	1.17	1.23
Institutional 3 Class	1.11	1.17
Class R	1.80	1.84
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
16,688,000	3,557,000	(1,599,000)	1,958,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
The following capital loss carryforwards, determined at October 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	83,415,820	—	83,415,820
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,729,209 and $9,831,583, respectively, for the six months ended April 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The
24	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
For the six months ended April 30, 2019, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
480,000	3.45	5
Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at April 30, 2019.
Note 9. Significant risks
Asia Pacific region risk
Because the Fund concentrates its investments in the Asia Pacific region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asia Pacific region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and place.
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
April 30, 2019 (Unaudited)
Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At April 30, 2019, affiliated shareholders of record owned 75.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Approval of Subadvisory Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Contrarian Asia Pacific Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser provided portfolio management and related services for the Fund through January 22, 2018. At present, the Subadviser is not providing services to the Fund; however, Columbia Threadneedle has continued to retain Threadneedle International Limited and may in the future reallocate Fund assets to them to serve the Fund in a subadvisory capacity.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Subadvisory Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Subadvisory Agreement for an additional one-year term. At the June meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Subadvisory Agreement.
Nature, extent and quality of services provided by the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel. In evaluating the quality of services provided under the Subadvisory Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	27

Approval of Subadvisory Agreement  (continued)
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Subadvisory Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.
Comparative fees, costs of services provided and the profits realized by the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Subadvisory Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other products employing similar investment strategies where the Subadviser serves as investment adviser or subadviser.
Additionally, the Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Subadvisory Agreement.
28	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2019	29

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Columbia Contrarian Asia Pacific Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR119_10_J01_(06/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	June 21, 2019